Shareholders' Equity (Details)													12 Months Ended
	Dec. 05, 2024 USD ($) shares	Dec. 05, 2024 CNY (¥) shares	Nov. 13, 2024 USD ($) $ / shares shares	May 07, 2024 USD ($) shares	Mar. 20, 2024 shares	Nov. 23, 2023 shares	May 02, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 01, 2022 shares	Sep. 13, 2022 shares	Mar. 28, 2022 USD ($) $ / shares shares	Feb. 09, 2021 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Shareholders’ Equity [Line Items]
Shares issued								309,375
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0001	$ 0.0001
Ordinary shares, shares issued													73,438,750	73,438,750
Ordinary shares, shares authorized													500,000,000	500,000,000
Surrendered shares										1,500,000
Ordinary shares, shares outstanding													73,438,750	73,438,750
Gross proceeds (in Dollars) | $															$ 8,250,000
Employment benefits expenses (in Dollars) | $														$ 1,968,000
Additional paid-in capital in equity (in Dollars) | $				$ 1,967,880
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Purchase price per share (in Dollars per share) | $ / shares			$ 0.55
Aggregate purchase price	$ 33,000,000	¥ 239,979,300	$ 33,000,000											$ 33,000,000
Hongli Development [Member]
Shareholders’ Equity [Line Items]
Shares issued												97
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001
Ordinary shares, shares issued																10,000,000
Surrendered shares									6,500,000	1,455,000
Ordinary shares, shares outstanding																10,000,000
Holding shares																9,505,000
Hongli Technology [Member]
Shareholders’ Equity [Line Items]
Shares issued											17,459,903	3
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001	$ 0.0001
Ordinary shares, shares issued											539,997
Forward split											180,000-for-1
Over- allotment option value (in Dollars) | $											$ 50,000
Ordinary shares, shares authorized											500,000,000
Surrendered shares						133,125				45,000
Holding shares																495,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Employment benefits expenses (in Dollars) | $				$ 120
IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued								2,062,500
Over- allotment option value (in Dollars) | $							$ 1,100,000	$ 7,200,000
Public offering price (in Dollars per share) | $ / shares								$ 4
Gross proceeds (in Dollars) | $							1,237,500	$ 8,250,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Dollars) | $							$ 309,375
2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Purchase of shares					1,200,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	60,000,000	60,000,000	60,000,000	1,200,000							17,999,900				2,062,500
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares, shares outstanding													73,438,750	73,438,750	12,238,750	10,000,000
Gross proceeds (in Dollars) | $															$ 206
Ordinary Shares [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued								2,062,500